Redeemable convertible preferred shares	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Redeemable convertible preferred shares
1
4
. Redeemable convertible preferred shares
On September 13, 2012, the Company issued
2,850,000
shares of Series A convertible redeemable preferred shares (the “Series A Shares”) for US$
1.60
per share for cash of US$
4,560
. On February 13, 2014, the Company issued
2,142,857
shares of Series B convertible redeemable preferred shares (the “Series B Shares”) for US$
7.00
per share for cash of US$
15,000
. On February 9, 2015, the Company issued
2,345,547
shares of Series C convertible redeemable preferred shares (the “Series C Shares”) for US$
19.90
per share for cash of US$
46,667
. The Series A, Series B and Series C shares are collectively referred to as the Preferred Shares.
On October 20, 2017, the Company effected a share split.
Each of ordinary share and preferred share of the Company was subdivided into
100
shares at a par value of US$
0.00001
, such that Series A Shares, Series B Shares and Series C Shares were divided into
285,000,000
Series A Shares,
214,285,700
Series B Shares and
234,554,700
Series C Shares, respectively.
All of the preferred shares were converted to Class B ordinary shares immediately upon the completion of the Company’s initial public offering on November 10, 2017. Prior to their conversion, the preferred shares were entitled to certain preference with respect to conversion, redemption, dividends and liquidation.
The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control.
The Company recognized accretion to the respective redemption value of the Preferred Shares over the period starting from issuance date to the earliest redemption date. The Company recognized accretion of the Preferred Shares amounted to RMB
3,073,471
,
Nil
and
Nil
for the years ended December 31, 2017, 2018 and 2019 respectively.